Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.92371%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,157,641.53

Principal:
Principal Collections	$15,782,489.31
Prepayments in Full	$7,294,710.30
Liquidation Proceeds	$182,177.15
Recoveries	$98,557.11
Sub Total	$23,357,933.87
Collections	$24,515,575.40

Purchase Amounts:
Purchase Amounts Related to Principal	$26,840.18
Purchase Amounts Related to Interest	$41.87
Sub Total	$26,882.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,542,457.45

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,542,457.45
Servicing Fee	$393,449.31	$393,449.31	$0.00	$0.00	$24,149,008.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,149,008.14
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,149,008.14
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,149,008.14
Interest - Class A-3 Notes	$765,873.50	$765,873.50	$0.00	$0.00	$23,383,134.64
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$23,039,914.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,039,914.64
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$22,921,226.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,921,226.47
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$22,836,149.39
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,836,149.39
Regular Principal Payment	$20,757,652.06	$20,757,652.06	$0.00	$0.00	$2,078,497.33
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,078,497.33
Residual Released to Depositor	$0.00	$2,078,497.33	$0.00	$0.00	$0.00
Total		$24,542,457.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,757,652.06
Total					$20,757,652.06

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,757,652.06	$64.66	$765,873.50	$2.39	$21,523,525.56	$67.05
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$20,757,652.06	$19.72	$1,312,858.75	$1.25	$22,070,510.81	$20.97

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$245,734,813.98	0.7654810	$224,977,161.92	0.7008198
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$403,164,813.98	0.3830071	$382,407,161.92	0.3632873

Pool Information
Weighted Average APR	2.943%	2.955%
Weighted Average Remaining Term	35.81	35.03
Number of Receivables Outstanding	22,503	21,971
Pool Balance	$472,139,167.42	$448,628,755.40
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$428,667,956.61	$407,557,648.37
Pool Factor	0.4023622	0.3823264

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$41,071,107.03
Targeted Overcollateralization Amount	$66,221,593.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,221,593.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		45	$224,195.08
(Recoveries)		38	$98,557.11
Net Loss for Current Collection Period			$125,637.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3193%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5563%
Second Prior Collection Period			0.3646%
Prior Collection Period			0.5927%
Current Collection Period			0.3275%
Four Month Average (Current and Prior Three Collection Periods)			0.4603%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		988	$4,506,107.01
(Cumulative Recoveries)			$778,632.50
Cumulative Net Loss for All Collection Periods			$3,727,474.51
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3177%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,560.84
Average Net Loss for Receivables that have experienced a Realized Loss			$3,772.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.15%	186	$5,147,332.52
61-90 Days Delinquent	0.18%	29	$802,389.09
91-120 Days Delinquent	0.06%	8	$260,535.91
Over 120 Days Delinquent	0.16%	18	$710,822.27
Total Delinquent Receivables	1.54%	241	$6,921,079.79

Repossession Inventory:
Repossessed in the Current Collection Period		14	$346,332.51
Total Repossessed Inventory		19	$497,099.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1953%
Prior Collection Period			0.2311%
Current Collection Period			0.2503%
Three Month Average			0.2256%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3954%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	24

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	69	$2,182,182.09
2 Months Extended	80	$2,630,173.03
3+ Months Extended	17	$488,906.05

Total Receivables Extended	166	$5,301,261.17
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer